BOND PAYABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)
Debt Instrument [Line Items]
Bond payable	¥ 2,017,369		¥ 2,106,000		$ 294,618
Payments for repurchase of Bond	10,659	$ 1,557
Bond payable
Debt Instrument [Line Items]
Bonds Issued							¥ 2,146,190	$ 300,000
Interest rate (as a percent)							7.45%	7.45%
Net proceeds from the Bond, after deducting the issuance costs	2,104,964	294,224
Bond payable	2,017,369		2,106,000		294,618	$ 294,368
Principal amount of Bond repurchased | $					$ 1,500
Payments for repurchase of Bond | ¥	10,659
Interest expense	¥ 169,143	$ 24,057	¥ 14,361	$ 2,007
Effective interest rate (as a percent)	8.37%		8.35%		8.37%	8.35%
Bond payable | Redemption as a whole
Debt Instrument [Line Items]
Redemption price (as a percent)	100.00%	100.00%
Redemption premium, threshold percentage on principal amount of bond	1.00%	1.00%
Bond payable | Redemption up to 35%
Debt Instrument [Line Items]
Redemption price (as a percent)	107.45%	107.45%
Bond payable | Maximum | Redemption up to 35%
Debt Instrument [Line Items]
Principal amount redeemed (as a percent)	35.00%	35.00%